Disposal of Russian Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges on assets other than goodwill	$ 0	$ 0	$ 159
Disposal of Russian Operations | Disposal Group, Disposed of by Sale, Not Discontinued Operations | RUSSIAN FEDERATION
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reassessed value			0
Impairment charges on assets other than goodwill			$ 159
Pre-tax net loss on disposal		$ 10
Disposal of Russian Operations | Disposal Group, Disposed of by Sale, Not Discontinued Operations | RUSSIAN FEDERATION | Geographic Concentration Risk | Revenue Benchmark | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of net sales		1.50%	1.50%